Income Tax (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Florida tax rate			5.50%	5.50%	5.50%	5.50%	5.50%
Operating losscCarryforwards	$ 498,464		$ 498,464		$ 857,177	$ 891,057